11 Hanover Square
New York, NY 10005

February 27, 2015

VIA EDGAR
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Midas Series Trust: Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A (File Nos. 2-98229; 811-04316)

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Midas Series Trust, a Delaware statutory trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 58 (“PEA 58”) to the Trust’s Registration Statement on Form N-1A (“Registration Statement”). PEA 58 includes the Trust’s statutory prospectus (“Prospectus”) and statement of additional information (“SAI”), relating to the Trust. The transmission includes a conformed signature page signed by power of attorney for the Trust and the Trustees, the manually signed original of which is maintained at the offices of the Trust.

The purpose of PEA 58 is to revise the principal investment strategies of Midas Perpetual Portfolio to change the fixed target percentages of the Registrant’s investments in the gold, silver, Swiss franc assets, hard asset securities, and large capitalization growth stocks investment categories to fixed target percentage ranges.  Aside from such changes, the form of the Prospectus and SAI and the rest of the disclosure do not differ significantly from Post-Effective Amendment No. 56 (Accession No. 0000770200-14-000011) to the Trust’s Registration Statement filed on April 30, 2014. PEA 58 has been marked to reflect the changes from Post-Effective Amendment No. 56.

Please contact me at 212-785-0900, extension 208, or jramirez@midasfunds.com with any questions or comments you may have.

Thank you for your assistance in this matter.

Sincerely,

/s/ John F. Ramirez , Esq.
General Counsel

Enclosures